U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold

                            Pursuant to Rule 24f-2

1.   Name and address of Issuer:

     Merrill Lynch Municipal Intermediate Term Fund
      of Merrill Lynch Municipal Series Trust
     P.O. Box 9011
     Princeton, N.J. 08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number: 811-4802

     Securities Act File Number:         33-8058

4.   (a) Last day of fiscal year for which this Form is filed: October 31,
     2004

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)   Aggregate sales price of securities
           sold during the fiscal year
           pursuant to Section 24(f):                            $77,660,294

     (ii)  Aggregate price of securities redeemed
           or repurchased during the
           fiscal year:                                          $47,860,330

     (iii) Aggregate price of securities
           redeemed or repurchased during any
           prior fiscal year ending no earlier
           than October 31, 1995, that were
           not previously used to reduce
           registration fees payable to the
           Commission:                                           $136,318,019

     (iv)  Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                              $184,178,349

     (v)   Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item
           5(iv) from Item 5(i)]:                                $0

     (vi)  Redemption credits available for use in
           future years - if Item 5(i) is less
           than Item 5(iv):                                      $106,518,055

     (vii) Multiplier for determining registration fee
           (see instruction C.9):                                .0001177

     (viii)Registration fee due [multiply Item
           5(v) by Item 5(vii) (enter "0"
           if no fee is due)]:                                   $0

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:    0

     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in
     future fiscal years, then state that number here:   0

7.   Interest due - if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see instruction D):        $0

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                 $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [ ]  Wire Transfer

     [ ] Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:

/s/ Donald C. Burke
----------------------------

Vice President and Treasurer

Date:  January 25, 2005

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